Nature of Operations - Additional Information (Detail) (E V E R T E C Inc [Member])	Dec. 31, 2011	Sep. 30, 2010
E V E R T E C Inc [Member]
Nature Of Operations [Line Items]
Percentage Of Ownership Interests Sold		51.00%
Ownership interest	49.00%